Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2030 Portfolio	Apr. 30, 2025
VIP Freedom 2030 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.41%
Past 5 years	6.50%
Past 10 years	7.30%
VIP Freedom 2030 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.34%
Past 5 years	6.40%
Past 10 years	7.20%
VIP Freedom 2030 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	9.14%
Past 5 years	6.25%
Past 10 years	7.03%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWFW
Average Annual Return:
Past 1 year	9.90%
Past 5 years	6.11%
Past 10 years	7.12%